Non-Controlling Interests - Additional Information (Detail) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of noncontrolling interests [Line Items]
Proportion of ownership interests in subsidiary	100.00%
Ambev [Member]
Disclosure of noncontrolling interests [Line Items]
Proportion of ownership interests in subsidiary	62.00%	62.00%
Dividends paid to non-controlling interests	$ 1.1	$ 1.2
Decrease in non-controlling interests	$ (2.4)